STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income [Member]	Retained earnings (accumulated deficit) [Member]
Balance at Dec. 31, 2010	$ 184,990	$ 552	$ 218,593	$ (18,082)	$ 125	$ (16,198)
Balance, shares at Dec. 31, 2010		40,921,146
Issuance of shares upon exercise of stock options	8,534	22	8,512
Issuance of shares upon exercise of stock options, shares		1,579,454
Stock based compensation	5,458		5,458
Tax benefit related to exercise of stock options	790		790
Other comprehensive income (loss), net of tax	(1,788)				(1,788)
Net income	21,337					21,337
Balance at Dec. 31, 2011	219,321	574	233,353	(18,082)	(1,663)	5,139
Balance, shares at Dec. 31, 2011		42,500,600
Issuance of shares upon exercise of stock options	10,656	25	10,631
Issuance of shares upon exercise of stock options, shares		1,870,304
Stock based compensation	5,383		5,383
Tax benefit related to exercise of stock options	372		372
Other comprehensive income (loss), net of tax	3,741				3,741
Net income	31,757					31,757
Balance at Dec. 31, 2012	271,230	599	249,739	(18,082)	2,078	36,896
Balance, shares at Dec. 31, 2012	44,370,904	44,370,904
Repurchase of shares	(7,902)			(7,902)
Repurchase of shares, shares		(536,557)
Issuance of shares upon exercise of stock options	5,522	12	5,510
Issuance of shares upon exercise of stock options, shares		899,242
Stock based compensation	5,374		5,374
Tax benefit related to exercise of stock options	2,186		2,186
Other comprehensive income (loss), net of tax	(345)				(345)
Net income	18,055					18,055
Balance at Dec. 31, 2013	294,120	611	262,809	(25,984)	1,733	54,951
Balance, shares at Dec. 31, 2013	44,733,589	44,733,589
Balance at Mar. 31, 2013
Repurchase of shares, shares				(536,557)
Balance at Dec. 31, 2013				$ (25,984)